Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029
Benefit obligations, end of year	15,913	14,782	13,024	12,064
Over (under) funded status recognized in financial position	(4,932)	(4,785)	(2,264)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)
Net liability recognized	(4,932)	(4,785)	(2,264)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	7,286	7,044	4,795
Prior service cost (credit)	36	63	83
Transition obligation (asset)	0	0	0
Total	7,322	7,107	4,878
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	546
Prior service cost (credit)	18
Transition obligation (asset)	0
Total	564
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	15,913	14,782	13,024
Accumulated benefit obligation	15,132	14,055	12,558
Fair value of plan assets	10,981	9,997	10,760
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	15,913	14,782	13,024
Accumulated benefit obligation	15,132	14,055	12,558
Fair value of plan assets	10,981	9,997	10,760
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	3,426	2,818	2,880	2,797
Benefit obligations, end of year	4,737	4,299	3,867	3,542
Over (under) funded status recognized in financial position	(1,311)	(1,481)	(987)
Components of net amount recognized in financial position:
Other assets (non-current asset)	30	3	4
Accrued wages, salaries and employee benefits (current liability)	(27)	(26)	(18)
Liability for postemployment benefits (non-current liability)	(1,314)	(1,458)	(973)
Net liability recognized	(1,311)	(1,481)	(987)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,907	1,712	1,273
Prior service cost (credit)	22	15	43
Transition obligation (asset)	0	0	0
Total	1,929	1,727	1,316
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	133
Prior service cost (credit)	1
Transition obligation (asset)	0
Total	134
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	4,310	4,293	3,846
Accumulated benefit obligation	3,903	3,738	3,485
Fair value of plan assets	2,969	2,809	2,855
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	4,107	4,112	3,452
Accumulated benefit obligation	3,752	3,600	3,179
Fair value of plan assets	2,806	2,661	2,514
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	789	814	996	1,063
Benefit obligations, end of year	5,453	5,381	5,184	4,537
Over (under) funded status recognized in financial position	(4,664)	(4,567)	(4,188)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,495)	(4,396)	(4,017)
Net liability recognized	(4,664)	(4,567)	(4,188)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,528	1,495	1,195
Prior service cost (credit)	(159)	(188)	(122)
Transition obligation (asset)	3	5	7
Total	1,372	1,312	1,080
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	108
Prior service cost (credit)	(73)
Transition obligation (asset)	2
Total	$ 37